Other Financial Liabilities - Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 30,569	¥ 28,976
Additions arising from business combinations (Note 31)	52,046	3,164
Changes in the fair value during the period	(2,223)	12,784
Settled and paid during the period	(7,734)	(12,606)
Settled during the period and reclassified to other payables	(1,648)	0
Foreign currency translation differences	175	(1,243)
Other	(123)	(506)
As of the end of the year	71,062	30,569
Within a year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	10,620
As of the end of the year	17,604	10,620
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	18,584
As of the end of the year	19,470	18,584
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	4,641
As of the end of the year	10,885	4,641
After 5 years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	2,831
As of the end of the year	¥ 54,536	¥ 2,831